Fair Value of Financial Instruments and Fair Value Measurements (Details Textual) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value of Financial Instruments and Fair Value Measurements (Textual)
Equity investments, at cost	$ 9,394	$ 9,394	$ 12,766